Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Retail Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	223
5 years	384
10 years	$ 829